Inventory - Schedule of detailed information about inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Finished products	$ 32,069	$ 25,087
Work-in-process	967	775
Stockpiles	593	997
Warehouse materials	11,693	8,478
Total	$ 45,322	$ 35,337